Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	FQF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2013
Prospectus Date	rr_ProspectusDate	Oct. 28, 2013